RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RIGHT OF USE ASSETS
Balance at the beginning	$ 572,872
Increases	289,423	$ 227,402	$ 173,664
Amortization	241,685	190,450	179,884
Balance at the end	599,242	572,872
Gross value
RIGHT OF USE ASSETS
Balance at the beginning	1,231,695	973,845
Increases	289,423	227,402
Currency translation adjustments	(53,921)	40,168
Decreases	(34,584)	(9,720)
Balance at the end	1,432,613	1,231,695	973,845
Gross value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	781,102	623,677
Increases	189,629	130,797
Currency translation adjustments	(39,286)	27,842
Decreases	(832)	(1,214)
Balance at the end	930,613	781,102	623,677
Gross value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	184,892	156,251
Increases	40,185	22,806
Currency translation adjustments	(8,113)	7,524
Decreases	(3,837)	(1,689)
Balance at the end	213,127	184,892	156,251
Gross value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	121,981	81,822
Increases	33,306	37,213
Currency translation adjustments	(4,177)	3,009
Decreases	(5)	(63)
Balance at the end	151,105	121,981	81,822
Gross value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	31,232	30,057
Currency translation adjustments	(1,633)	1,175
Balance at the end	29,599	31,232	30,057
Gross value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	112,488	82,038
Increases	26,303	36,586
Currency translation adjustments	(712)	618
Decreases	(29,910)	(6,754)
Balance at the end	108,169	112,488	82,038
Accumulated Depreciation And Amortisation
RIGHT OF USE ASSETS
Balance at the beginning	(658,823)	(453,341)
Amortization	(241,685)	(190,450)
Currency translation adjustments	33,944	(24,169)
Decreases	33,193	9,137
Balance at the end	(833,371)	(658,823)	(453,341)
Accumulated Depreciation And Amortisation | Sites
RIGHT OF USE ASSETS
Balance at the beginning	(415,459)	(281,343)
Amortization	(142,250)	(118,597)
Currency translation adjustments	23,398	(16,539)
Decreases	(43)	1,020
Balance at the end	(534,354)	(415,459)	(281,343)
Accumulated Depreciation And Amortisation | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	(128,596)	(92,029)
Amortization	(38,158)	(34,230)
Currency translation adjustments	5,501	(3,891)
Decreases	3,768	1,554
Balance at the end	(157,485)	(128,596)	(92,029)
Accumulated Depreciation And Amortisation | Poles
RIGHT OF USE ASSETS
Balance at the beginning	(83,109)	(56,118)
Amortization	(29,211)	(24,829)
Currency translation adjustments	3,032	(2,183)
Decreases	5	21
Balance at the end	(109,283)	(83,109)	(56,118)
Accumulated Depreciation And Amortisation | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	(19,272)	(15,795)
Amortization	(2,442)	(2,539)
Currency translation adjustments	1,301	(938)
Balance at the end	(20,413)	(19,272)	(15,795)
Accumulated Depreciation And Amortisation | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	(12,387)	(8,056)
Amortization	(29,624)	(10,255)
Currency translation adjustments	712	(618)
Decreases	29,463	6,542
Balance at the end	(11,836)	(12,387)	$ (8,056)
Net carrying value
RIGHT OF USE ASSETS
Balance at the beginning	572,872
Balance at the end	599,242	572,872
Net carrying value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	365,643
Balance at the end	396,259	365,643
Net carrying value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	56,296
Balance at the end	55,642	56,296
Net carrying value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	38,872
Balance at the end	41,822	38,872
Net carrying value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	11,960
Balance at the end	9,186	11,960
Net carrying value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	100,101
Balance at the end	$ 96,333	$ 100,101